Investments - Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Cost	$ 409,996	$ 25,804
Gross Unrealized Gains	47	1
Gross Unrealized Losses	(12)	(2)
Fair Value	410,031	25,803
Included in cash and cash equivalents
Debt Securities, Available-for-sale [Line Items]
Cost	133,319	19,144
Gross Unrealized Gains	4	1
Gross Unrealized Losses	(2)	(1)
Fair Value	133,321	19,144
Included in marketable securities
Debt Securities, Available-for-sale [Line Items]
Cost	276,677	6,660
Gross Unrealized Gains	43	0
Gross Unrealized Losses	(10)	(1)
Fair Value	276,710	6,659
U.S. Treasury
Debt Securities, Available-for-sale [Line Items]
Cost	155,339	749
Gross Unrealized Gains	14	0
Gross Unrealized Losses	(6)	0
Fair Value	155,347	749
U.S. agency and government sponsored securities
Debt Securities, Available-for-sale [Line Items]
Cost	19,996	1,398
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	19,996	1,398
Commercial paper
Debt Securities, Available-for-sale [Line Items]
Cost	182,218	20,183
Gross Unrealized Gains	6	1
Gross Unrealized Losses	(4)	(1)
Fair Value	182,220	20,183
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Cost	45,431	3,474
Gross Unrealized Gains	21	0
Gross Unrealized Losses	(2)	(1)
Fair Value	45,450	$ 3,473
Asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Cost	7,012
Gross Unrealized Gains	6
Gross Unrealized Losses	0
Fair Value	$ 7,018